Deposits (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Amortized cost	R$ 1,114,482	R$ 1,054,741
Current	527,366	526,152
Non-current	587,116	528,589
Interest-bearing deposits
Disclosure of financial liabilities [line items]
Amortized cost	978,478	923,330
Savings
Disclosure of financial liabilities [line items]
Amortized cost	177,305	180,730
Interbank
Disclosure of financial liabilities [line items]
Amortized cost	11,530	7,224
Time deposits
Disclosure of financial liabilities [line items]
Amortized cost	789,643	735,376
Non-interest-bearing deposits
Disclosure of financial liabilities [line items]
Amortized cost	136,004	131,411
Demand
Disclosure of financial liabilities [line items]
Amortized cost	135,383	124,920
Other
Disclosure of financial liabilities [line items]
Amortized cost	R$ 621	R$ 6,491